COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of commitments for purchase obligations

The following table sets forth the Group’s purchase and investment obligations as of December 31, 2021:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years
Purchase commitments	13,200	9,200	4,000	—	—
Investment commitment (Note 21)	26,333	26,333	—	—	—
Total	39,533	35,533	4,000	—	—